Related Party Transactions - Schedule of Deferred Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2024
Related Party Transaction [Line Items]
Related party relationship		$1,022,358
Total deferred revenue – related parties	$ 115,876		$ 125,663
Jinmed International Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO	146,268
Total deferred revenue – related parties	$ 115,876		$ 125,663